RELATED PARTY TRANSACTIONS - Additional Information (Details) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)		3 Months Ended
	Feb. 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 18, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 132,990
Sponsor | Maximum
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
Affiliated Entity
Related Party Transaction [Line Items]
Expenses incurred and paid		20,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 300,000
Outstanding balance of related party note			$ 74,991
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000	$ 1,500,000
Exercise price of warrant		$ 1.50	$ 1.50